Investments (Analysis of Past Due Commercial Mortgage, Agricultural and Other Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	$ 10,133,857	$ 7,797,038
Non-Accrual Status	41,235	29,885
Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	10,096,597	7,767,876
30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	1,569	0
60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	2,505
90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	35,691	26,657
Commercial mortgage loans
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	8,463,970	6,955,018
Non-Accrual Status	2,586	5,120
Commercial mortgage loans | Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	8,462,579	6,951,093
Commercial mortgage loans | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Commercial mortgage loans | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Commercial mortgage loans | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	1,391	3,925
Agricultural Loan
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	1,068,014	830,041
Non-Accrual Status	38,649	24,765
Agricultural Loan | Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	1,033,714	804,804
Agricultural Loan | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Agricultural Loan | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	2,505
Agricultural Loan | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	34,300	22,732
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	589,937	0
Non-Accrual Status	0	0
Residential mortgage loans | Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	588,368	0
Residential mortgage loans | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	1,569	0
Residential mortgage loans | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Residential mortgage loans | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Other Collateralized Loans
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	11,936	11,979
Non-Accrual Status	0	0
Other Collateralized Loans | Current
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	11,936	11,979
Other Collateralized Loans | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Other Collateralized Loans | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Other Collateralized Loans | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Recording investment gross of allowance for credit losses	0	0
Loans | 90 Days or More Past Due
Financing Receivable, Past Due [Line Items]
Accruing Interest	$ 0	$ 0